RETIREMENT BENEFITS - Additional Information Regarding Significant Multi-Employer Pension Plans (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Multi Employer Pension Plans [Line Items]
Total Company Contributions	[1]	$ 59,939	$ 79,563	$ 61,089
Boilermaker-Blacksmith National Pension Trust
Multi Employer Pension Plans [Line Items]
EIN/Plan Number		48-6168020-001
Pension Protection Act (% Funded)	[2]	Between 65 and less than 80 percent	Between 65 and less than 80 percent
FIP/RP Plan	[2]	Implemented
Total Company Contributions	[1]	$ 26,375	$ 23,079	20,602
Plumbers and Pipefitters National Pension Fund
Multi Employer Pension Plans [Line Items]
EIN/Plan Number		52-6152779-001
Pension Protection Act (% Funded)	[2]	Between 65 and less than 80 percent	Between 65 and less than 80 percent
FIP/RP Plan	[2]	Implemented
Total Company Contributions	[1]	$ 2,241	$ 2,144	1,176
Utah Pipe Trades Pension Trust Fund
Multi Employer Pension Plans [Line Items]
EIN/Plan Number		51-6077569-001
Pension Protection Act (% Funded)	[2]	At least 80 percent	At least 80 percent
FIP/RP Plan	[2]	No
Total Company Contributions	[1]	$ 3,372	$ 5,522	664
Expiration Date of Collective- Bargaining Agreement	[3]	2019-07
Twin City Carpenters and Joiners Pension Fund
Multi Employer Pension Plans [Line Items]
EIN/Plan Number		41-6043137-001
Pension Protection Act (% Funded)	[2]	Between 65 and less than 80 percent	Between 65 and less than 80 percent
FIP/RP Plan	[2]	Implemented
Total Company Contributions	[1]	$ 1,295	$ 5,469	6,010
Expiration Date of Collective- Bargaining Agreement	[3]	2019-04
Twin City Ironworkers Pension Plan
Multi Employer Pension Plans [Line Items]
EIN/Plan Number		41-6084127-001
Pension Protection Act (% Funded)	[2]	At least 80 percent	At least 80 percent
FIP/RP Plan	[2]	No
Total Company Contributions	[1]	$ 731	$ 2,102	2,791
Expiration Date of Collective- Bargaining Agreement	[3]	2019-04
Middle Tennessee Carpenters and Millwrights Pension Fund (4)
Multi Employer Pension Plans [Line Items]
EIN/Plan Number	[3]	62-6101275-001
Pension Protection Act (% Funded)	[2]	At least 80 percent	At least 80 percent
FIP/RP Plan	[2]	No
Total Company Contributions	[1],[3]	$ 0	$ 6,524	2,881
Southern Ironworkers Pension Fund (4)
Multi Employer Pension Plans [Line Items]
EIN/Plan Number	[3]	59-6227091-001
Pension Protection Act (% Funded)	[2]	At least 80 percent	At least 80 percent
FIP/RP Plan	[2]	No
Total Company Contributions	[1],[3]	$ 0	$ 3,458	1,191
Plumber and Steamfitters Local 150 Pension Fund [Member]
Multi Employer Pension Plans [Line Items]
EIN/Plan Number	[3]	58-6116699-001
Pension Protection Act (% Funded)	[2]	At least 80 percent	At least 80 percent
FIP/RP Plan	[2]	No
Total Company Contributions	[1],[3]	$ 0	$ 3,510	1,502
Boilermakers’ National Pension Plan (Canada)
Multi Employer Pension Plans [Line Items]
EIN/Plan Number		366708
Pension Protection Act (% Funded)	[2]	NA	NA
FIP/RP Plan	[2]	NA
Total Company Contributions	[1]	$ 6,709	$ 8,645	10,795
Expiration Date of Collective- Bargaining Agreement	[3]	2019-04
All Other
Multi Employer Pension Plans [Line Items]
Total Company Contributions	[1],[4]	$ 19,216	$ 19,110	$ 13,477
Minimum | Utah Pipe Trades Pension Trust Fund
Multi Employer Pension Plans [Line Items]
Percentage of company contributions for pension plan of total plan contributions			5.00%	5.00%
Minimum | Twin City Carpenters and Joiners Pension Fund
Multi Employer Pension Plans [Line Items]
Percentage of company contributions for pension plan of total plan contributions			5.00%	5.00%
Minimum | Twin City Ironworkers Pension Plan
Multi Employer Pension Plans [Line Items]
Percentage of company contributions for pension plan of total plan contributions			5.00%	5.00%
Minimum | Southern Ironworkers Pension Fund (4)
Multi Employer Pension Plans [Line Items]
Percentage of company contributions for pension plan of total plan contributions			5.00%	5.00%
Minimum | Plumber and Steamfitters Local 150 Pension Fund [Member]
Multi Employer Pension Plans [Line Items]
Percentage of company contributions for pension plan of total plan contributions			5.00%	5.00%
Minimum | Boilermakers’ National Pension Plan (Canada)
Multi Employer Pension Plans [Line Items]
Percentage of company contributions for pension plan of total plan contributions			5.00%	5.00%
Multiemployer Plans, Postretirement Benefit
Multi Employer Pension Plans [Line Items]
Total Company Contributions		$ 49,932	$ 57,364	$ 45,977

[1]	Our 2016 contributions as a percentage of total plan contributions were not available for any of our plans. For 2015 and 2014, our contributions to the Utah Pipe Trades Pension Trust Fund, the Twin City Carpenters and Joiners Pension Fund, the Twin City Ironworkers Pension Plan, the Southern Ironworkers Pension Fund, the Plumbers and Steamfitters Local 150 Pension Fund and the Boilermakers’ National Pension Plan (Canada) each exceeded 5% of total plan contributions. The level of our contributions to each plan noted above varies from period to period based upon the level of work being performed that is covered under the applicable collective-bargaining agreement.
[2]	Pension Protection Act Zone Status and FIP/RP plans are applicable to our U.S.-registered plans only, as these terms are not defined within Canadian pension legislation. In the U.S., plans funded less than 65% are in the red zone, plans funded at least 65%, but less than 80% are in the yellow zone, and plans funded at least 80% are in the green zone. The requirement for FIP or RP plans in the U.S. is based on the funding level or zone status of the applicable plan.
[3]	The contributions in 2015 and 2014 were associated with plans that were included with our former Nuclear Operations, which were sold on December 31, 2015.
[4]	Our remaining contributions are to various U.S. and Canadian plans, which are individually immaterial.